Income Tax	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax
27.	Income Tax

A.	Income taxes recognized in profit or loss for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Current income tax expense
Recognition for the current period	1,741,385	1,356,232	1,188,463
Provision of additional 10% tax on undistributed earnings	906,273	904,395	982,843
Reversal of additional 10% tax on undistributed earnings due to dividend distribution	(1,056,043)	(788,603)	(904,395)
Income tax adjustments for prior years	(39,435)	(6,336)	(6,759)

	1,552,180	1,465,688	1,260,152

Deferred income tax expense
Temporary differences	(186,121)	401,511	265,427

Income tax expense recognized in profit or loss	1,366,059	1,867,199	1,525,579

B.	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Income tax expense calculated at the statutory tax rates applicable to respective countries	2,057,890	2,300,048	1,783,328
Expense disallowed (deductible income) by tax regulation	319,835	113,971	(13,203)
Tax exempt income by tax regulation	(736,103)	(572,372)	(389,163)
Temporary difference not recognized as deferred income tax liabilities	(179,130)	(156,588)	(135,960)
Change in assessment of realization of deferred income tax assets	(1,071)	—	—
Effect from Alternative Minimum Tax	88,944	72,684	32,688
Provision of additional 10% tax on undistributed earnings	906,273	904,395	982,843
Adjustment: over provision from prior years	(1,090,579)	(794,939)	(911,703)
Deferred tax effect of earnings of subsidiaries	—	—	176,749

Income tax expense recognized in profit or loss	1,366,059	1,867,199	1,525,579

The weighted average statutory tax rates applicable to respective countries for the years ended December 31, 2015, 2016 and 2017 were 19.83%, 19.70% and 20.50%, respectively.

Adjustment for over provision from prior years mainly relates to the reversal of additional 10% income tax effect on dividend distribution. Refer to Note 22(I) for more information.

C.	Income taxes recognized in other comprehensive income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Unrealized gain/loss on available-for-sale financial assets	19,610	262,359	(49,661)
Share of other comprehensive income of associates	—	10,981	(37,721)
Exchange difference on translation of foreign financial statements	634	570	(194)
Remeasurements of post-employment benefit obligation	30,572	30,227	(1,810)

	50,816	304,137	(89,386)

D.	Changes in deferred income tax assets and liabilities for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the Year Ended December 31, 2015
	January 1	Profit or Loss	Other Comprehensive Income	Effect of Foreign Currency Exchange Differences	December 31
	NT$	NT$	NT$	NT$	NT$
Deferred income tax assets
Temporary differences
Unrealized sales allowance	47,722	(43,330)	—	(40)	4,352
Convertible bonds	95,623	125,131	—	—	220,754
Post-employment benefit obligations	165,371	(2,254)	30,572	—	193,689
Unrealized losses on financial liabilities at fair value through profit or loss	54,610	119,572	—	—	174,182
Others	332,786	(13,352)	634	(991)	319,077

	696,112	185,767	31,206	(1,031)	912,054

Deferred income tax liabilities
Temporary differences
Unrealized gains on available-for-sale financial assets	(282,648)	—	19,610	—	(263,038)
Unrealized gains on property, plant and equipment	(13,567)	(14,828)	—	697	(27,698)
Others	(60,003)	15,182	—	972	(43,849)

	(356,218)	354	19,610	1,669	(334,585)

Net deferred income tax assets	339,894	186,121	50,816	638	577,469

	For the Year Ended December 31, 2016
	January 1	Profit or Loss	Other Comprehensive Income	Effect of Foreign Currency Exchange Differences	December 31
	NT$	NT$	NT$	NT$	NT$
Deferred income tax assets
Temporary differences
Unrealized sales allowance	4,352	(1,807)	—	(151)	2,394
Convertible bonds	220,754	11,828	—	—	232,582
Post-employment benefit obligations	193,689	19,610	30,227	—	243,526
Unrealized losses on financial liabilities at fair value through profit or loss	174,182	(174,182)	—	—	—
Others	319,077	(43,697)	570	(1,740)	274,210

	912,054	(188,248)	30,797	(1,891)	752,712

Deferred income tax liabilities
Temporary differences
Unrealized gains on available-for-sale financial assets	(263,038)	(139,835)	262,359	—	(140,514)
Unrealized gains on property, plant and equipment	(27,698)	(39,646)	—	4,828	(62,516)
Others	(43,849)	(33,782)	10,981	5,320	(61,330)

	(334,585)	(213,263)	273,340	10,148	(264,360)

Net deferred income tax assets	577,469	(401,511)	304,137	8,257	488,352

	For the Year Ended December 31, 2017
	January 1	Profit or Loss	Other Comprehensive Income	Effect of Foreign Currency Exchange Differences	December 31
	NT$	NT$	NT$	NT$	NT$
Deferred income tax assets
Temporary differences
Convertible bonds	232,582	(120,794)	—	—	111,788
Post-employment benefit obligations	243,526	(12,559)	(1,810)	—	229,157
Unrealized losses on inventories	50,380	19,594	—	(231)	69,743
Provisions	70,678	(29,175)	—	—	41,503
Compensated absences payable	69,876	3,469	—	(36)	73,309
Others	85,670	30,536	(26,935)	(38)	89,233

	752,712	(108,929)	(28,745)	(305)	614,733

Deferred income tax liabilities
Temporary differences
Gains from investment for using equity method	—	(176,749)	—	—	(176,749)
Unrealized gains on available-for-sale financial assets	(140,514)	(21,291)	(49,660)	—	(211,465)
Unrealized gains on property, plant and equipment	(62,516)	1,864	—	1,219	(59,433)
Others	(61,330)	39,678	(10,981)	697	(31,936)

	(264,360)	(156,498)	(60,641)	1,916	(479,583)

Net deferred income tax assets	488,352	(265,427)	(89,386)	1,611	135,150

E.	Unrecognized deferred income tax liabilities relating to the taxable temporary differences for investments in foreign subsidiaries are:

	As of December 31,
	2016	2017
	NT$	NT$
Investment in foreign subsidiaries	6,693,787	7,266,412

F.	The Company has met the requirement of “Incentives for Emerging Important Strategic Industries in Manufacturing and Technology Services” for its capitalization plans in 2007 and is exempted from income tax for revenues arising from the assembly and testing of certain integrated circuit products for a five-year period from 2015. The Company selected 2015 as the starting periods of the five-year income tax exemptions will expire in December 2019. As a result of the above tax holiday, the net income was higher by $488,100 ($0.16 dollars per share), $354,353 ($0.11 dollars per share) for the years ended December 31, 2016 and 2017, respectively.

G.	The income tax returns of the Company have been assessed and approved by the Tax Authority through 2015.

H.	According to the amended Enterprise Income Tax Law of the Peoples’ Republic of China, the tax rate adopted in subsidiary, Siliconware Technology (Suzhou) Limited and Siliconware Electronics (Fujian) Co., Limited is 25%.